Average Annual Total Returns - Institutional Shares - Janus Henderson Flexible Bond Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	10.48%	4.94%	4.45%	6.32%	Sep. 13, 1993	7.51%	4.44%	3.84%	5.23%